Long-Term Debt - Debt Issuance Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long Term Debt
Incurred debt issuance costs	$ 338	$ 592
Amortization of debt issuance costs	$ 358	$ 133	$ 314